UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2019

Item 1. Report to Stockholders.

Retail Class  (AKREX)
Institutional Class  (AKRIX)
Supra Institutional Class  (AKRSX)

SEMI-ANNUAL REPORT
January 31, 2019

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, Akre Focus Fund will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website www.akrefund.com. Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and don’t need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling (877) 862-9556.

Table of Contents

Shareholder Letter	2
Sector Allocation	5
Schedule of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	17
Approval of Investment Advisory Agreement	26
Expense Examples	30
Additional Information	32
Privacy Notice	33

March 2019

Dear Fellow Shareholders:

We thank you once again for entrusting us with your investment. We are pleased to provide this update including returns, as measured in 1-, 3-, and 5-year periods ending January 31, 2019, as well as since inception.  You may have heard us say, “The bottom line of all investing is rate of return.”  Bear in mind that NOT all returns are created equal−our focus remains squarely on the long-term returns.

Akre Focus Fund Total Annualized Returns as of January 31, 2019
				Since Inception
	1 Year	3 Year	5 Year	(8/31/09)
Akre Focus Fund –
Retail (AKREX)	5.29%	18.93%	13.28%	15.61%
Akre Focus Fund –
Institutional (AKRIX)	5.55%	19.27%	13.58%	15.92%
S&P 500® Index	-2.31%	14.02%	10.96%	13.23%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-877-862-9556. The Fund imposes a 1.00% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee, and if reflected, total returns would be reduced. Per the Prospectus, the Fund’s annual operating expense (gross) for the Retail Class and Institutional Class shares is 1.32% and 1.05%, respectively. See the Financial Highlights in this report for the most current expense ratios.

You might say, “No one can predict stock returns even on a single day.  So how can you possibly focus on long-term returns?”  The answer is we do not focus on stocks.  We focus on businesses.  We earn a majority of returns as portfolio businesses improve and grow, year by year.  Is it so crazy to think that if we find a thriving business with strong competitive advantages and buy it at a reasonable price, it might provide us with better-than-average long-term returns?

Please note, our returns will not always look so good across every period presented.  That is okay.  Our goal has nothing to do with looking like the averages.  We are not targeting average.  Our goal is to compound capital at an above-average rate.  The best way we know to pursue our goal is to find great businesses, run by great managers, and invest at reasonable prices.

Akre Focus Fund

Important contributors to performance in the last year include Mastercard and Visa, American Tower, O’Reilly Automotive, Ubiquiti Networks, and Constellation Software.  We note that none of these are new additions in the last year. In fact, they are all long-term holdings. We have owned Mastercard continuously since 2010. Our history with American Tower and O’Reilly far pre-dates this Fund. Ubiquiti and Constellation Software are the newcomers, owned only since 2014. The trailing 1-year return is a result of seeds sown many years ago. This will be true of almost every short-term period.

Our Top Ten Holdings as of January 31, 2019, comprised approximately 71% of the Fund assets and were:

Top Ten Holdings as of January 31, 2019	Percentage of Net Assets

American Tower Corp.	12.4%
Mastercard, Inc. – Class A	10.6%
Moody’s Corp.	9.5%
Visa, Inc. – Class A	7.7%
O’Reilly Automotive, Inc.	6.2%
SBA Communications Corp.	5.2%
Markel Corp.	5.2%
Dollar Tree, Inc.	5.0%
Roper Technologies, Inc.	4.7%
Constellation Software, Inc.	4.3%

We continue to make incremental changes to the portfolio.  We take decisions one at a time: buying as the market gives us opportunities and selling as holdings no longer meet our criteria.  In addition, investors have contributed more cash into the Akre Focus Fund (the “Fund”) recently.  The net result of the contributed cash, buying, and selling has been a rising cash balance.  At January 31, 2019, cash and cash equivalents were 7.9% of net assets.  We remain confident we will find good opportunities to invest the cash.  We believe our coverage of potential opportunities is strong.

We thank you for your interest and support of the Fund and hope many of you will join us for our next semi-annual investor call on April 25, 2019, at 4:00 PM Eastern Time.

Sincerely,

Chuck, Tom, & John
Akre Capital Management, LLC

Akre Focus Fund

In our continuing desire to communicate with our fellow shareholders, we invite you to a conference call scheduled for April 30, 2019, at 4:00 PM Eastern Time.

On the call, we will discuss our outlook, provide some more detail about our investments, and answer questions you may have.  Please submit any questions in advance by email to questions@akrecapital.com by April 26, 2019. We look forward to our chat on April 30, 2019.

Akre Focus Fund Conference Call Information

Date:	April 30, 2019
Time:	4:00 PM Eastern Time
Domestic Dial In:	(866) 483-5508

No Conference ID is required for this call. Please follow the voice prompt.

Opinions expressed are those of the advisor, Akre Capital Management, LLC, and are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in small- and medium-capitalization companies, which involve additional risks such as limited liquidity and greater volatility than larger capitalization companies.

Must be preceded or accompanied by a current prospectus.

The S&P 500® Index is an index of 500 large-capitalization companies selected by Standard & Poor’s Financial Services LLC. One cannot invest directly in an index.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

The Akre Focus Fund is distributed by Quasar Distributors, LLC.

Akre Focus Fund

SECTOR ALLOCATION at January 31, 2019 (Unaudited)

Sector	Percent of Net Assets

Information Technology	26.3%
Financials	22.9%
Real Estate	17.6%
Consumer Discretionary	15.2%
Industrials	8.0%
Health Care	2.1%
Cash & Equivalents(1)	7.9%
Total	100.0%
(1)  Includes short-term investments, cash, and other assets in excess of liabilities.

The Global Industry Classification Standard (GICS®) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s administrator, U.S. Bancorp Fund Services, LLC.

Akre Focus Fund

SCHEDULE OF INVESTMENTS at January 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 92.1%

Capital Markets: 15.7%
65,117	Diamond Hill
	Investment
	Group, Inc.	$10,093,135
2,000,000	Focus Financial
	Partners, Inc. –
	Class A(1)	56,240,000
12,500,000	KKR &
	Co., Inc. –
	Class A	280,625,000
5,161,390	Moody’s Corp.	818,131,929
3,350,000	TD Ameritrade
	Holding Corp.	187,432,500
		1,352,522,564
Communications Equipment: 3.4%
2,680,000	Ubiquiti
	Networks,
	Inc.	290,002,800

Diversified Financial Services: 0.5%
200,000	Berkshire
	Hathaway,
	Inc. –
	Class B(1)	41,108,000

Equity Real Estate
Investment Trusts: 17.6%
6,149,293	American
	Tower Corp.	1,062,843,802
2,465,000	SBA
	Communications
	Corp.(1)	449,936,450
		1,512,780,252
Health Care Equipment
& Supplies: 2.1%
1,655,300	Danaher Corp.	183,605,876

Industrial Conglomerates: 4.7%
1,408,000	Roper
	Technologies,
	Inc.	398,830,080

Insurance: 6.7%
722,760	Enstar Group
	Ltd.(1)	128,651,280
426,000	Markel
	Corp.(1)	448,795,260
		577,446,540
IT Services: 18.3%
4,329,100	Mastercard,
	Inc. –
	Class A	914,002,883
4,866,500	Visa, Inc. –
	Class A	657,026,165
		1,571,029,048
Multiline Retail: 5.0%
4,455,370	Dollar Tree,
	Inc.(1)	431,413,477

Professional Services: 3.3%
2,400,000	Verisk Analytics,
	Inc.(1)	281,784,000

Software: 4.6%
400,000	Alarm.com
	Holdings,
	Inc.(1)	25,172,000
497,800	Constellation
	Software, Inc.	371,515,382
		396,687,382
Specialty Retail: 10.2%
5,850,000	CarMax,
	Inc.(1)	343,863,000
1,543,200	O’Reilly
	Automotive,
	Inc.(1)	531,879,312
		875,742,312
TOTAL COMMON STOCKS
(Cost $3,832,858,858)		7,912,952,331

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

SCHEDULE OF INVESTMENTS at January 31, 2019 (Unaudited) (Continued)

Principal
Amount	Value
SHORT-TERM INVESTMENTS: 5.2%

U.S. Treasury Bills: 5.2%
$450,000,000	United States
Treasury Bill,
2.324%, 2/28/2019(2)
$449,204,062

TOTAL SHORT-TERM
INVESTMENTS
(Cost $449,217,000)	449,204,062

TOTAL INVESTMENTS
IN SECURITIES: 97.3%
(Cost $4,282,075,858)	8,362,156,393
Other Assets in Excess
of Liabilities: 2.7%	235,049,140
TOTAL NET ASSETS: 100.0%	$8,597,205,533

(1)	Non-income producing security.
(2)	Rate represents the yield to maturity.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF ASSETS AND LIABILITIES at January 31, 2019 (Unaudited)

ASSETS
Investments in unaffiliated securities, at value
(Cost $4,282,075,858)	$8,362,156,393
Cash	215,647,571
Receivables:
Investment securities sold	5,778,516
Fund shares sold	24,687,676
Dividends and interest	1,428,603
Securities lending income, net	1
Prepaid expenses	104,286
Total assets	8,609,803,046

LIABILITIES
Payables:
Fund shares redeemed	3,621,393
Investment advisory fees	6,259,451
Shareholder servicing fees	1,088,444
Distribution fees – Retail Class	844,221
Transfer agent fees	270,163
Administration fees	316,384
Fund accounting fees	111,640
Custody fees	39,913
Audit fees	12,658
Trustees fees	8,129
Chief Compliance Officer fees	1,542
Other accrued expenses	23,575
Total liabilities	12,597,513
NET ASSETS	$8,597,205,533

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF ASSETS AND LIABILITIES at January 31, 2019 (Unaudited) (Continued)

COMPONENTS OF NET ASSETS
Paid-in capital	$4,541,578,476
Total distributable earnings	4,055,627,057
Net Assets	$8,597,205,533
Net Asset Value (unlimited shares authorized):
Retail Class:
Net assets	$4,315,043,083
Shares of beneficial interest issued and outstanding	118,635,538
Net asset value, offering price, and redemption price per share	$36.37
Institutional Class:
Net assets	$3,601,895,020
Shares of beneficial interest issued and outstanding	96,849,239
Net asset value, offering price, and redemption price per share	$37.19
Supra Institutional Class:
Net assets	$680,267,430
Shares of beneficial interest issued and outstanding	18,235,482
Net asset value, offering price, and redemption price per share	$37.30

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

(This Page Intentionally Left Blank.)

Akre Focus Fund

STATEMENT OF OPERATIONS For the Six Months Ended January 31, 2019 (Unaudited)

INVESTMENT INCOME
Dividends from unaffiliated securities
(net of $149,340 foreign withholding tax)	$28,249,704
Interest	1,389,930
Income from securities lending, net	2,512
Total investment income	29,642,146

EXPENSES
Investment advisory fees	36,120,286
Distribution fees – Retail Class	5,158,586
Shareholder servicing fees – Retail Class	1,939,628
Shareholder servicing fees – Institutional Class	1,348,848
Administration fees	1,006,491
Transfer agent fees – Retail Class	496,229
Transfer agent fees – Institutional Class	328,674
Transfer agent fees – Supra Institutional Class	10,968
Fund accounting fees	351,074
Reports to shareholders	128,063
Custody fees	121,254
Registration expense	77,460
Trustees fees	71,935
Miscellaneous expenses	45,802
Audit fees	12,657
Insurance expense	10,067
Legal fees	5,352
Chief Compliance Officer fees	4,541
Total expenses	47,237,915
Net investment loss	(17,595,769)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on unaffiliated investments	13,168,223
Net realized gain on affiliated investments	2,459,433
Change in net unrealized appreciation/depreciation
on unaffiliated investments	152,883,410
Change in net unrealized appreciation/depreciation
on affiliated investments	(38,666,363)
Net realized and unrealized gain on investments	129,844,703
Net increase in net assets resulting from operations	$112,248,934

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2019	Year Ended
	(Unaudited)	July 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(17,595,769)	$(24,466,481)
Net realized gain on unaffiliated securities	13,168,223	43,912,564
Net realized gain on affiliated securities	2,459,433	8,868,706
Change in unrealized appreciation/depreciation
on unaffiliated investments	152,883,410	1,574,188,139
Change in net unrealized appreciation/depreciation
on affiliated investments	(38,666,363)	8,803,966
Change in net unrealized appreciation/depreciation
on translation of other assets and
liabilities in foreign currency	—	(173)
Net increase in net assets
resulting from operations	112,248,934	1,611,306,721

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(21,453,479)	(23,467,331	)(1)
Net distributions to shareholders – Institutional Class	(17,384,317)	(15,279,162	)(2)
Net distributions to shareholders –
Supra Institutional Class	(3,305,407)	(3,170,329	)(3)
Total distributions to shareholders	(42,143,203)	(41,916,822)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class(4)	86,502,034	(337,425,001)
Increase in net assets derived from net change
in outstanding shares – Institutional Class(4)	459,561,402	446,423,430
Increase in net assets derived from net change
in outstanding shares – Supra Institutional Class(4)	47,322,225	46,326,475
Total increase in net assets
from capital transactions	593,385,661	155,324,904
Total increase in net assets	663,491,392	1,724,714,803

NET ASSETS
Beginning of period/year	7,933,714,141	6,208,999,338
End of period/year	$8,597,205,533	$7,933,714,141

(1)	As disclosed at July 31, 2018, includes $23,467,331 in net realized gain distributions.
(2)	As disclosed at July 31, 2018, includes $15,279,162 in net realized gain distributions.
(3)	As disclosed at July 31, 2018, includes $3,170,329 in net realized gain distributions.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(4)	Summary of capital share transactions is as follows:

		Six Months Ended
		January 31, 2019		Year Ended
		(Unaudited)		July 31, 2018
	Retail Class	Shares	Value	Shares	Value
	Shares sold	14,893,675	$527,298,997	18,545,100	$611,638,026
	Shares issued in
	reinvestment
	of distributions	589,038	20,486,758	690,847	22,466,335
	Shares redeemed(5)	(12,921,901)	(461,283,721)	(30,074,940)	(971,529,362)
	Net increase (decrease)	2,560,812	$86,502,034	(10,838,993)	$(337,425,001)

(5)	Net of redemption fees of $95,641 and $44,607, respectively.

		Six Months Ended
		January 31, 2019		Year Ended
		(Unaudited)		July 31, 2018
	Institutional Class	Shares	Value	Shares	Value
	Shares sold	19,871,989	$719,487,220	24,701,965	$833,440,218
	Shares issued in
	reinvestment
	of distributions	411,808	14,639,763	390,421	12,938,566
	Shares redeemed(6)	(7,608,143)	(274,565,581)	(11,952,681)	(399,955,354)
	Net increase	12,675,654	$459,561,402	13,139,705	$446,423,430

(6)	Net of redemption fees of $115,396 and $10,954, respectively.

		Six Months Ended
		January 31, 2019		Year Ended
		(Unaudited)		July 31, 2018
	Supra Institutional Class	Shares	Value	Shares	Value
	Shares sold	2,026,758	$73,093,027	2,538,888	$85,359,463
	Shares issued in
	reinvestment
	of distributions	2	81	3	86
	Shares redeemed	(708,662)	(25,770,883)	(1,151,025)	(39,033,074)
	Net increase	1,318,098	$47,322,225	1,387,866	$46,326,475

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS
	Six Months
	Ended
	January 31,
	2019		Year Ended July 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning
of period/year	$36.17		$28.87	$25.01	$23.98	$21.56	$18.87

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(1)	(0.10)		(0.16)	(0.14)	(0.12)	(0.15)	(0.13)
Net realized and unrealized
gain on investments	0.49		7.66	4.05	1.15	3.04	3.22
Total from
investment operations	0.39		7.50	3.91	1.03	2.89	3.09

LESS DISTRIBUTIONS:
From net realized gain	(0.19)		(0.20)	(0.05)	—	(0.47)	(0.40)
Total distributions	(0.19)		(0.20)	(0.05)	—	(0.47)	(0.40)
Paid-in capital from
redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value,
end of period/year	$36.37		$36.17	$28.87	$25.01	$23.98	$21.56
Total return	1.10	%(3)	26.06%	15.64%	4.30%	13.59%	16.57%

SUPPLEMENTAL DATA
Net assets, end of
period/year (millions)	$4,315.0		$4,198.6	$3,663.9	$3,364.1	$2,764.7	$2,305.9
Portfolio turnover rate	1	%(3)	4%	10%	13%	16%	30%

RATIOS
Expenses to average
net assets	1.31	%(4)	1.32%	1.33%	1.34%	1.34%	1.35%
Net investment loss to
average net assets	(0.58	)%(4)	(0.48)%	(0.56)%	(0.54)%	(0.64)%	(0.61)%

(1)	Calculated based on the average number of shares outstanding.
(2)	Does not round to $0.01 or $(0.01), as applicable.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS
	Six Months
	Ended
	January 31,
	2019		Year Ended July 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning
of period/year	$36.93		$29.39	$25.39	$24.28	$21.77	$19.01

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(1)	(0.06)		(0.07)	(0.07)	(0.06)	(0.09)	(0.07)
Net realized and unrealized
gain on investments	0.51		7.81	4.12	1.17	3.07	3.23
Total from
investment operations	0.45		7.74	4.05	1.11	2.98	3.16

LESS DISTRIBUTIONS:
From net realized gain	(0.19)		(0.20)	(0.05)	—	(0.47)	(0.40)
Total distributions	(0.19)		(0.20)	(0.05)	—	(0.47)	(0.40)
Paid-in capital from
redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value,
end of period/year	$37.19		$36.93	$29.39	$25.39	$24.28	$21.77
Total return	1.24	%(3)	26.41%	15.96%	4.57%	13.88%	16.82%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$3,601.9		$3,108.7	$2,087.9	$1,531.0	$1,303.6	$907.7
Portfolio turnover rate	1	%(3)	4%	10%	13%	16%	30%

RATIOS
Expenses to average
net assets	1.05	%(4)	1.05%	1.05%	1.06%	1.09%	1.10%
Net investment loss to
average net assets	(0.31	)%(4)	(0.20)%	(0.28)%	(0.26)%	(0.39)%	(0.36)%

(1)	Calculated based on the average number of shares outstanding.
(2)	Does not round to $0.01 or $(0.01), as applicable.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

SUPRA INSTITUTIONAL CLASS
	Six Months
	Ended
	January 31,
	2019		Year Ended July 31,		Period Ended
	(Unaudited)		2018	2017	July 31, 2016(1)
Net asset value,
beginning of period/year	$37.03		$29.44	$25.41	$23.36

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(2)	(0.04)		(0.04)	(0.05)	(0.04)
Net realized and unrealized
gain on investments	0.50		7.83	4.13	2.09
Total from
investment operations	0.46		7.79	4.08	2.05

LESS DISTRIBUTIONS
From net realized gain	(0.19)		(0.20)	(0.05)	—
Total distributions	(0.19)		(0.20)	(0.05)	—
Net asset value,
end of period/year	$37.30		$37.03	$29.44	$25.41
Total return	1.26	%(3)	26.54%	16.07%	8.78	%(3)

SUPPLEMENTAL DATA
Net assets, end of
period/year (millions)	$680.3		$626.4	$457.2	$315.1
Portfolio turnover rate	1	%(3)	4%	10%	13	%(3,4)

RATIOS
Expenses to average net assets	0.95	%(5)	0.95%	0.96%	1.00	%(5)
Net investment loss to
average net assets	(0.21	)%(5)	(0.11)%	(0.18)%	(0.17	)%(5)

(1)	The Supra Institutional Class commenced operations on August 31, 2015.
(2)	Calculated based on the average number of shares outstanding.
(3)	Not annualized.
(4)	Portfolio turnover is calculated at the total Fund level.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

Akre Focus Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Investment Companies.” The Fund commenced operations on August 31, 2009.

The Fund offers Retail, Institutional, and Supra Institutional Class shares. The Retail and Institutional Classes commenced operations on August 31, 2009, and the Supra Institutional Class commenced operations on August 31, 2015. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses and each class of shares bears its own shareholder servicing and transfer agent fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2019 (Unaudited) (Continued)

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2019 (Unaudited) (Continued)

the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common
Stocks	$7,912,952,331	$—	$—	$7,912,952,331
Short-Term
Investments	—	449,204,062	—	449,204,062
Total
Investments
in Securities	$7,912,952,331	$449,204,062	$—	$8,362,156,393

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

The Fund does not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2019 (Unaudited) (Continued)

equivalent of the amounts actually received or paid. Such fluctuations are included with the net realized gain or loss from investments. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.  As of fiscal year end July 31, 2018, the Fund deferred, on a tax basis, late year losses of $16,355,363 and had no post-October losses.

As of January 31, 2019, the Fund did not have any tax positions that did not meet the “more likely than not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of January 31, 2019, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2019 (Unaudited) (Continued)

Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.  The Fund charges a 1.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2019 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Akre Capital Management, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.90% based upon the average daily net assets of the Fund. For the six months ended January 31, 2019, the advisory fees incurred by the Fund are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to reduce fees and/or pay Fund expenses in order to limit the annual ratio of expenses for shares of the Fund to 1.49%, 1.24% and 1.17% for the Retail Class, Institutional Class, and Supra Institutional Class, respectively, of each class’s average daily net assets (the “Expense Caps”). The current Expense Caps for the Retail Class, Institutional Class and Supra Institutional Class are in place indefinitely, and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon sixty (60) days’ written notice to the Advisor. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement. Each of the Fund’s classes operated below the current Expense Caps. Accordingly, for the six months ended January 31, 2019, the Advisor did not waive any fees or reimburse expenses.  Any amount due from the Advisor is paid monthly to the Fund, if applicable.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as the Fund’s administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the six months ended January 31, 2019, are disclosed in the Statement of Operations.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2019 (Unaudited) (Continued)

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund.  Both the Distributor and U.S. Bank N.A. are affiliates of Fund Services.

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act on behalf of the Retail Class shares and a Shareholder Servicing Plan on behalf of the Retail, Institutional, and Supra Institutional Class shares. The Distribution Plan provides that the Fund may pay an annual fee to the Distributor of up to 0.25% of the average daily net assets of Retail Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. No distribution fees are paid by Institutional Class or Supra Institutional Class shares. Under the Shareholder Servicing Plan, the Retail, Institutional, and Supra Institutional Classes are authorized to pay an annual shareholder servicing fee of up to 0.10%, 0.10%, and 0.03% of each class’s average daily net assets, respectively. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts.  For the six months ended January 31, 2019, the distribution fees and shareholder servicing fees incurred by the Fund are disclosed in the Statement of Operations.  For the six months ended January 31, 2019, U.S. Bank N.A., an affiliate of the Fund, received $3,632 in shareholder servicing fees.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing year. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The Fund’s loaned securities are collateralized by cash equivalents. The cash collateral is invested by U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2019 (Unaudited) (Continued)

the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

The fee and interest income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them (“Income from securities lending, net”) is reflected in the Statement of Operations.

As of January 31, 2019, the Fund did not have securities on loan.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2019, the cost of purchases and the proceeds from sales or maturity of securities, other than short-term investments, were $120,919,795 and $81,545,815, respectively.

There were no purchases or sales of long-term U.S. Government securities for the six months ended January 31, 2019.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended January 31, 2019, and the year ended July 31, 2018, for the Fund was as follows:

	January 31, 2019	July 31, 2018
Distributions paid from:
Long-term capital gain(1)	$42,143,203	$41,916,822

(1)	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

As of fiscal year end July 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows(2):

Cost of investments	$3,778,302,802
Gross tax unrealized appreciation	3,965,863,488
Gross tax unrealized depreciation	(445,580)
Net tax unrealized appreciation	3,965,417,908
Undistributed ordinary income	—
Undistributed long-term capital gains	36,458,780
Total distributable earnings	36,458,780
Other accumulated gains (losses)	(16,355,362)
Total accumulated gains (losses)	$3,985,521,326

(2)	The difference between book basis and tax basis unrealized appreciation was attributable to wash sales.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2019 (Unaudited) (Continued)

NOTE 7 – INVESTMENTS IN AFFILIATES

Affiliated companies are those that are “affiliated persons” as defined in Section 2(a)(3) of the 1940 Act.  They include, among other entities, issuers 5% or more of whose outstanding voting shares are held by the Fund. As of January 31, 2019, the Fund did not hold any securities of affiliated companies. For the six months ended January 31, 2019, the Fund had the following transactions with affiliated companies:

	Share					Change in
	Balance	Value			Realized	Unrealized	Value
	Jan. 31,	July 31,	Acqui-	Dispo-	Gain	Appreciation/	Jan. 31,	Dividend
	2019	2018	sitions	sitions	(Loss)	Depreciation	2019	Income
Enstar
Group
Ltd.(1)	722,760	$199,120,200	$ —	$(34,261,990)	$2,459,433	$(38,666,363)	$128,651,280	$ —

(1)	This security was considered an affiliate during the period, but is no longer an affiliate at January 31, 2019.

NOTE 8 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility activity for the six months ended January 31, 2019, was as follows:

Maximum available credit	$200,000,000
Largest amount outstanding on an individual day	—
Average balance when in use	—
Credit facility outstanding as of January 31, 2019	—
Average interest rate when in use	—

Interest expense for the six months ended January 31, 2019, is disclosed in the Statement of Operations, as applicable.

Akre Focus Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 21, 2018, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Akre Capital Management, LLC (the “Advisor”) for the Akre Focus Fund (the “Fund”) for another annual term.  At this meeting and at a prior meeting held on May 30-31, 2018, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  In this regard, the Board also considered the additions made to the portfolio management team in recent years and the Advisor’s continuing efforts to enhance that team to provide for appropriate succession planning.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss fund performance and investment outlook, as well as, various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

Akre Focus Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

2.
The Fund’s historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar and Lipper classifications and appropriate securities benchmarks, all for periods ended March 31, 2018.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

The Board noted that the Fund outperformed the median of its Morningstar peer group for the one-year, three-year and five-year periods.

The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting that the Fund outperformed its benchmark for the one-year, three-year and five-year periods.

The Board also considered the Fund’s outperformance compared to the Advisor’s similarly managed separate account composite for the one-year, three-year and five-year periods ended March 31, 2018.  The Board noted that the Advisor represented that performance differences were mainly due to the similarly managed separate accounts being more concentrated and custom-designed for the specific needs of each client.

3.
The costs of the services provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisor.  When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.49% for the Fund’s Retail Class shares, 1.24% for the Fund’s Institutional Class shares and 1.17% for the Fund’s Supra Institutional Class shares (the “Expense Caps”) and noted that the Fund was currently operating below these levels.  The Board noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were higher than those of its Morningstar peer group

Akre Focus Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

median and average. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

The Board also took into consideration the services the Advisor provided to its similarly managed separate account clients, comparing the fees charged for those management services to the fees charged to the Fund.  The Board found that the fees charged to the Fund were below the fees charged by the Advisor to its similarly managed separate account clients.

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Advisor as the assets of the Fund had grown materially in recent years.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its specified Expense Caps.  The Board also considered that as Fund assets have continued to grow, the annual expense ratios with respect to all classes of the Fund have declined to levels below the respective Expense Caps, permitting shareholders to share in the economies of scale realized through the growth of the Fund.  The Board also considered that economies of scale have been shared with shareholders through increased investments by the Advisor in technology and resources, including personnel, used in the investment process as well as infrastructure. In addition, the Board considered the out-of-pocket sub-transfer agency fees paid by the Advisor to support shareholder services. The Board concluded that it would continue to revisit this issue in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from its relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund, particularly benefits received in exchange for “soft dollars” and the Rule 12b-1 fees paid to the Advisor.  In assessing profitability, the Board took into account that a significant portion of allocated Fund expenses was comprised of a distribution to the managing member of the Advisor, who is also the Fund’s portfolio manager, as his compensation.  The Board also

Akre Focus Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

reviewed information regarding fee offsets for separate accounts invested in the Fund and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive and was consistent with the profitability in previous years.  The Board determined that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to it.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Akre Focus Fund

EXPENSE EXAMPLES For the Six Months Ended January 31, 2019 (Unaudited)

As a shareholder of the Akre Focus Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution and/or service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 – January 31, 2019).

Actual Expenses

The “Actual” lines of the following table provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales loads, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Fund Services, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, a $15.00 fee is currently charged by Fund Services.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  An Individual Retirement Account will be charged an annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the following examples.  The following examples include, but are not limited to, investment advisory fees, shareholder servicing fees, distribution fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees.  However, the following examples do not include portfolio trading commissions and related expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the actual line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

Akre Focus Fund

EXPENSE EXAMPLES For the Six Months Ended January 31, 2019 (Unaudited) (Continued)

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, each hypothetical line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	8/1/2018	1/31/2019	8/1/2018 – 1/31/2019(1)
Retail Class Actual	$1,000.00	$1,011.00	$6.64

Hypothetical (5% return
before expenses)	1,000.00	1,018.60	6.67
Institutional Class Actual	1,000.00	1,012.40	5.33

Hypothetical (5% return
before expenses)	1,000.00	1,019.91	5.35
Supra Institutional
Class Actual	1,000.00	1,012.60	4.82

Hypothetical (5% return
before expenses)	1,000.00	1,020.42	4.84

(1)
For the Fund’s Retail, Institutional, and Supra Institutional Class shares, expenses are equal to each Class’ expense ratio for the most recent six-month period of 1.31%, 1.05%, and 0.95%, respectively, multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Akre Focus Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2019). The Fund’s Form N-Q or Part F of Form N-PORT is available on the SEC’s website at www.sec.gov. and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330 (1-800-732-0330).  The Fund’s Form N-Q or Part F of Form N-PORT may also be obtained by calling (877) 862-9556.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.akrefund.com.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements, and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call Fund Services toll free at (877) 862-9556 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements. In addition, see the Important Notice on the cover page for changes that will be made to the distribution of the annual and semi-annual reports after January 1, 2021.

Akre Focus Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public personal information about you from the following sources:

• Information we receive about you on applications or other forms,

• Information you give us verbally, and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic, and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Investment Advisor
AKRE CAPITAL MANAGEMENT, LLC
2 W. Marshall Street
Post Office Box 998
Middleburg, VA 20118-0998

Distributor
QUASAR DISTRIBUTORS, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant, and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel
SCHIFF HARDIN LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

Akre Focus Fund
	Ticker	CUSIP
Retail Class	AKREX	742935117
Institutional Class	AKRIX	742935125
Supra Institutional Class	AKRSX	74316P751

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)    /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    April 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    April 1, 2019

By (Signature and Title)     /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    April 1, 2019

* Print the name and title of each signing officer under his or her signature.